Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Mar. 04, 2016
Document Effective Date	Mar. 04, 2016
Prospectus Date	Mar. 04, 2016
Capital Group Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Prospectus:
Trading Symbol	CCBPX
Capital Group Global Equity Fund SM | Share class
Prospectus:
Trading Symbol	CGLOX
Capital Group International Equity Fund SM | Share class
Prospectus:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund SM | Share class
Prospectus:
Trading Symbol	CUSEX